Partners' Capital (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Schedule for number of units outstanding
The following table presents unit activity (in thousands):

	General Partner Interest	Limited Partner Interest	Series B Convertible Units	JPE Series D Units
Balances at December 31, 2013	185	13,394	—	—
Initial issuance of Series B Units	—	—	1,168
Issuance of Series B Units	—	—	87
Issuance of JPE Series D Units	—	—	—	1,008
Redemption of JPE Series D Units	—	—	—	(1,008)
LTIP vesting	—	80	—
Issuance of GP units	207	—	—
Exercise of warrants	—	300	—
Issuance of common units in JP Development transaction	—	5,841	—
Issuance of common units	—	23,025	—
Balances at December 31, 2014	392	42,640	1,255	—
Issuance of Series B Units	—	—	95	—
LTIP vesting	—	58	—	—
Exercise of unit options	—	152	—	—
Issuance of GP units	144	—	—	—
Issuance of common units	—	7,654	—	—
Balances at December 31, 2015	536	50,504	1,350	—
Conversion of Series B Units	—	1,350	(1,350)	—
Return of escrow units	—	(1,034)	—	—
LTIP vesting	—	283	—	—
Issuance of GP units	144	—	—	—
Issuance of common units	—	248	—	—
Balances at December 31, 2016	680	51,351	—	—

Distributions Made to Limited Partner, by Distribution
We made the following distributions (in thousands):

	Years Ended December 31,
	2016	2015	2014
Series A Units
Cash:
Paid	$4,935	$—	$2,658
Accrued	2,514	—	—
Paid-in-kind units	11,674	16,978	13,154
Total	19,123	16,978	15,812

Series B Units
Paid-in-kind units	—	1,373	2,220
Total	—	1,373	2,220

Series C Units
Cash:
Paid	3,089	—	—
Accrued	3,626	—	—
Paid-in-kind units	2,772	—	—
Total	9,487	—	—

Series D Units
AMID Series D Units Accrued	963	—	—
JPE Series D Units Paid-in-kind units	—	—	2,436
Total	963	—	2,436

Limited Partner Units
Cash:
Paid	101,561	93,622	114,612
Accrued	—	—	—
Total	101,561	93,622	114,612

General Partner Units
Cash:
Paid	2,551	6,789	2,695
Accrued	—	—	—
Additional Blackwater acquisition consideration	5,000	—	—
Total	7,551	6,789	2,695

Summary
Cash
Paid	112,136	100,411	119,965
Accrued	7,103	—	—
Paid-in-kind units	14,446	18,351	17,810
Additional Blackwater acquisition consideration	5,000	—	—
Total	$138,685	$118,762	$137,775